United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Securities Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/10

Date of Reporting Period:  3/31/10

Item 1.                      Reports to Stockholders

Federated Municipal Securities Fund, Inc.

Established 1976

ANNUAL SHAREHOLDER REPORT

March 31, 2010

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND FUND OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.41	$10.05	$10.65	$10.59	$10.65
Income From Investment Operations:
Net investment income[1]	0.41	0.43	0.44	0.46	0.46
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.59	(0.64)	(0.59)	0.06	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	1.00	(0.21)	(0.15)	0.52	0.41
Less Distributions:
Distributions from net investment income	(0.42)	(0.43)	(0.45)	(0.46)	(0.47)
Net Asset Value, End of Period	$9.99	$9.41	$10.05	$10.65	$10.59
Total Return[2]	10.78%	(2.14)%	(1.48)%	5.05%	3.93%
Ratios to Average Net Assets:
Net expenses	0.87%	0.87%[3]	0.88%[4]	1.15%[4]	0.98%[4]
Net investment income	4.20%	4.40%	4.28%	4.31%	4.28%
Expense waiver/reimbursement[5]	0.09%	0.15%	0.13%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$511,709	$396,603	$431,074	$436,073	$436,026
Portfolio turnover	23%	52%	37%	23%	23%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009, is 0.87% after taking into account this expense reduction.
4	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of less than 0.01%, 0.30% and 0.14% for the years ended March 31, 2008, 2007 and 2006, respectively.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.41	$10.05	$10.65	$10.59	$10.65
Income From Investment Operations:
Net investment income[1]	0.33	0.34	0.35	0.36	0.37
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.58	(0.64)	(0.60)	0.07	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.91	(0.30)	(0.25)	0.43	0.32
Less Distributions:
Distributions from net investment income	(0.33)	(0.34)	(0.35)	(0.37)	(0.38)
Net Asset Value, End of Period	$9.99	$9.41	$10.05	$10.65	$10.59
Total Return[2]	9.81%	(3.01)%	(2.35)%	4.12%	3.01%
Ratios to Average Net Assets:
Net expenses	1.73%	1.76%[3]	1.76%[4]	2.04%[4]	1.87%[4]
Net investment income	3.35%	3.52%	3.39%	3.42%	3.38%
Expense waiver/reimbursement[5]	0.00%[6]	0.01%	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$19,606	$15,105	$18,246	$25,129	$33,002
Portfolio turnover	23%	52%	37%	23%	23%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009, is 1.76% after taking into account this expense reduction.
4	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of less than 0.01%, 0.30% and 0.14% for the years ended March 31, 2008, 2007 and 2006, respectively.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.41	$10.05	$10.65	$10.59	$10.65
Income From Investment Operations:
Net investment income[1]	0.33	0.34	0.35	0.36	0.37
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.58	(0.64)	(0.59)	0.07	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.91	(0.30)	(0.24)	0.43	0.32
Less Distributions:
Distributions from net investment income	(0.33)	(0.34)	(0.36)	(0.37)	(0.38)
Net Asset Value, End of Period	$9.99	$9.41	$10.05	$10.65	$10.59
Total Return[2]	9.81%	(3.00)%	(2.34)%	4.13%	3.01%
Ratios to Average Net Assets:
Net expenses	1.73%	1.76%[3]	1.75%[4]	2.03%[4]	1.87%[4]
Net investment income	3.35%	3.54%	3.42%	3.43%	3.38%
Expense waiver/reimbursement[5]	0.00%[6]	0.01%	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$26,570	$20,376	$15,434	$12,510	$13,739
Portfolio turnover	23%	52%	37%	23%	23%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009, is 1.76% after taking into account this expense reduction.
4	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of less than 0.01%, 0.30% and 0.14% for the years ended March 31, 2008, 2007 and 2006, respectively.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended March 31,		Period Ended 3/31/2008[1]
	2010	2009
Net Asset Value, Beginning of Period	$9.41	$10.05	$10.56
Income From Investment Operations:
Net investment income[2]	0.41	0.43	0.37
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.59	(0.64)	(0.51)
TOTAL FROM INVESTMENT OPERATIONS	1.00	(0.21)	(0.14)
Less Distributions:
Distributions from net investment income	(0.42)	(0.43)	(0.37)
Net Asset Value, End of Period	$9.99	$9.41	$10.05
Total Return[3]	10.78%	(2.14)%	(1.33)%
Ratios to Average Net Assets:
Net expenses	0.87%	0.87%[4]	0.87%[5]
Net investment income	4.20%	4.46%	4.42%[5]
Expense waiver/reimbursement[6]	0.11%	0.11%	0.13%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$18,298	$11,361	$4,292
Portfolio turnover	23%	52%	37%[7]
1	Reflects operations for the period from May 31, 2007 (date of initial investment) to March 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009, is 0.87% after taking into account this expense reduction.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended March 31, 2008.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$997.40	$4.33
Class B Shares	$1,000	$993.00	$8.50
Class C Shares	$1,000	$993.00	$8.50
Class F Shares	$1,000	$997.40	$4.33
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.59	$4.38
Class B Shares	$1,000	$1,016.40	$8.60
Class C Shares	$1,000	$1,016.40	$8.60
Class F Shares	$1,000	$1,020.59	$4.38
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.87%
Class B Shares	1.71%
Class C Shares	1.71%
Class F Shares	0.87%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value (NAV), for the 12-month reporting period ended March 31, 2010, was 10.78% for the Fund's Class A Shares and Class F Shares and 9.81% for the Fund's Class B Shares and Class C Shares. The total return of the Barclays Capital Municipal Bond Index (BCMB),1 the Fund's benchmark index, was 9.69% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BCMB.

The Fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates);2(b) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (c) the credit rating of portfolio securities. These were the most significant factors affecting the Fund's performance relative to the BCMB.

1	The BCMB is an unmanaged, market value-weighted index for the long-term, tax-exempt bond market. To be included in the BCMB, bonds must have a minimum credit rating of Baa3/BBB-, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the BCMB. The BCMB is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The BCMB is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
2	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

The following discussion will focus on the performance of the Fund's Class A Shares. The 10.78% total return for the Class A Shares for the reporting period consisted of 4.62% of tax-exempt dividends and reinvestments, and 6.16% appreciation in the net asset value of the shares.3

Market Overview

During the reporting period, economic growth strengthened, firms reduced payrolls at a less rapid pace and downside risks to economic growth diminished. The housing sector showed signs of improvement, though housing starts leveled out and building activity remained low. Several factors continued to restrain the expansion in economic activity. The commercial real estate market continued to deteriorate, bank credit contracted further and a concern remained about the economy's ability to generate a self sustaining recovery without significant government support. However, financial market conditions showed signs of stabilizing as equity prices rose, credit spreads narrowed and markets in general functioned significantly better during the Fund's most recent fiscal year than in 2008 and early 2009. Substantial resource slack continued to restrain longer term inflation expectations. The Federal Reserve maintained the federal funds rate in a range from 0.00% to 0.25% during the entire reporting period.

3	Income may be subject to state and local taxes. The investment adviser normally (except as disclosed in the Fund's Prospectus) will invest the Fund's assets entirely in securities whose interest is not subject to the alternative minimum tax for individuals and corporations (AMT), such that, normally, distributions of annual interest income are exempt from the AMT (in addition to the federal regular income tax). However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or there are advantageous market conditions, or there is a change in law relating to the AMT), to pursue the Fund's investment objective, the Fund's adviser may invest the Fund's assets in securities that may be subject to the AMT. When there is a lack of supply of non-AMT securities and/or other circumstances that exist, such circumstances may result in the fund acquiring AMT securities that are consistent with the Fund's investment objective. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), an issuer bankruptcy or another event or circumstance. In such circumstances, interest from the Fund's investments may be subject to the AMT.
Annual Shareholder Report

The combined fiscal and monetary stimuli drove an impressive rebound in the valuation of risky assets. In the tax-exempt municipal market, 10-year ratios of AAA-rated municipal yields to 10-year Treasury yields declined from a record peak of 146% in April 2009, to a trough of 76% in September of 2009. Municipal credit spreads also declined significantly as the spread between 10-year A-rated and AAA-rated municipal bonds declined by 90 basis points over the same period. This extensive normalization of the tax-exempt municipal market from the market disruptions in 2008 appeared to result from several positive technical factors. Significant federal financial support programs for state governments were put in place to stimulate local economies and boost confidence. The Build America Bonds program reduced the supply of tax-exempt municipal bonds issued, helping to create a shortage of tax-exempt bonds available in the market. Ongoing strong demand for yield from investors as money market rates remained very low, the expectations of higher marginal tax rates and strong mutual fund flows led to solid demand for tax-exempt debt. These factors helped to create the supply and demand imbalance that has enabled the municipal market to recover and provide positive returns over the past year.

Duration4

As determined at the end of the reporting period, the Fund's dollar-weighted average duration for the reporting period was 7.48 years. Duration management continued to be a significant component of the Fund's investment strategy. The shorter a fund's duration relative to an index, the less its net asset value will react as interest rates change. The Fund adjusted duration relative to the BCMB several times during the reporting period. Tax-exempt municipal bond yields declined significantly as the market stabilized and then recovered from a near-crisis environment to one of improved liquidity, a near-zero Federal funds rate and increased investment activity. As a result of the Fund's allocation to bonds with shorter durations than those of the BCMB, duration was a negative contributor to Fund performance.

4	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management's Discussion of Fund Performance, duration is determined using a third-party analytical system.
Annual Shareholder Report

Sector

Over the course of the past year, the Fund maintained a higher portfolio allocation to securities issued by hospitals, water and sewer projects and single family housing bonds. These allocations helped the Fund's performance due to the narrowing of credit spreads within the essential service revenue bond sectors. The Fund increased its exposure to highly rated general obligation bonds issued by states and school districts and this allocation to higher quality municipal debt had a positive performance impact over the period. The Fund also allocated a portion of the portfolio to pre-refunded, tax-exempt municipal bonds (bonds for which the principal and interest payments are secured or guaranteed by cash or U.S. Treasury securities held in an escrow account). The exposure to pre-refunded bonds had a negative impact on performance due to lower price volatility exhibited by pre-refunded bonds as compared to other sectors. The Fund was also underweight Tobacco Settlement bonds and had no exposure to noninvestment-grade debt, which had a negative performance impact due to the rally in the riskier asset sectors.

Credit Quality5

Risk-aversion by investors subsided as the financial markets stabilized and a preference for yield resulted in the outperformance of bonds rated A and BBB relative to bonds rated in the higher rating categories. With the decrease in credit spreads over the period, and the narrowing of credit spreads to a greater extent for A and BBB-rated (or comparable quality) debt, the Fund's overweight, relative to the BCMB, in BBB-rated debt during the 12-month reporting period helped the Fund's performance, as the yield on BBB-rated debt decreased to a greater extent than for other investment-grade securities.6

5	Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.
6	Investment-grade securities are securities that are rated at least BBB or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least BBB or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Municipal Securities Fund, Inc. (Class A Shares) (the “Fund”) from March 31, 2000 to March 31, 2010, compared to the Barclays Capital Municipal Bond Index (BCMB)2 and the Lipper General Municipal Debt Funds Average (LGMFA).3

Average Annual Total Returns[4] for the Period Ended 3/31/2010
1 Year	5.83%
5 Years	2.18%
10 Years	4.07%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMB and the LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BCMB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market. To be included in the BCMB, bonds must have a minimum credit rating of Baa3/BBB-, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The BCMB is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The BCMB is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
4	Total returns quoted reflect all applicable sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Municipal Securities Fund, Inc. (Class B Shares) (the “Fund”) from March 31, 2000 to March 31, 2010, compared to the Barclays Capital Municipal Bond Index (BCMB)2 and the Lipper General Municipal Debt Funds Average (LGMFA).3

Average Annual Total Returns[4] for the Period Ended 3/31/2010
1 Year	4.31%
5 Years	1.87%
10 Years	3.81%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMB and the LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BCMB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market. To be included in the BCMB, bonds must have a minimum credit rating of Baa3/BBB-, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The BCMB is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the Fund's performance. The BCMB is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
4	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Municipal Securities Fund, Inc. (Class C Shares) (the “Fund”) from March 31, 2000 to March 31, 2010, compared to the Barclays Capital Municipal Bond Index (BCMB)2 and the Lipper General Municipal Debt Funds Average (LGMFA).3

Average Annual Total Returns[4] for the Period Ended 3/31/2010
1 Year	8.81%
5 Years	2.22%
10 Years	3.64%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMB and the LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BCMB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market. To be included in the BCMB, bonds must have a minimum credit rating of Baa3/BBB-, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The BCMB is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the Fund's performance. The BCMB is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
4	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Municipal Securities Fund, Inc. (Class F Shares) (the “Fund”) from May 31, 2007 (start of performance) to March 31, 2010, compared to the Barclays Capital Municipal Bond Index (BCMB)2 and the Lipper General Municipal Debt Funds Average (LGMFA).3

Average Annual Total Returns[4] for the Period Ended 3/31/2010
1 Year	8.63%
Start of Performance (5/31/2007)	1.71%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the maximum contingent deferred sales charge of 1.00% as applicable.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMB and the LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BCMB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market. To be included in the BCMB, bonds must have a minimum credit rating of Baa3/BBB-, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990 and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The BCMB is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the Fund's performance. The BCMB is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
4	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At March 31, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
General Obligation — State	13.6%
Hospital	13.1%
Water and Sewer	10.2%
General Obligation — Local	9.8%
Pre-refunded	9.6%
Public Power	9.4%
Transportation	7.4%
Special Tax	5.9%
Education	5.6%
Single Family Housing	3.9%
Other[2]	10.5%
Other Assets and Liabilities — Net[3]	1.0%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 88.5% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

March 31, 2010

Principal Amount		Value
	MUNICIPAL BONDS – 98.8%
	Alabama – 0.3%
$1,400,000	Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser Co.)/(United States Treasury PRF 12/1/2013@100), 12/1/2024	1,631,392
	Arizona – 2.3%
1,000,000	Arizona Board of Regents, System Revenue Bonds (Series 2008C), 6.00% (Arizona State University)/(Original Issue Yield: 6.12%), 7/1/2028	1,120,630
2,000,000	Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2023	2,200,340
2,000,000	Phoenix, AZ Civic Improvement Corp. — Wastewater System, Senior Lien Wastewater System Revenue Bonds (Series 2008), 5.50%, 7/1/2024	2,228,240
2,000,000	Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	2,022,260
4,000,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.03%), 1/1/2034	4,199,160
1,810,000	Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance, Inc. INS), 12/1/2030	1,599,044
	TOTAL	13,369,674
	Arkansas – 0.2%
1,000,000	Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center, AR)/(Original Issue Yield: 5.90%), 6/1/2021	1,013,180
	California – 15.9%
500,000	ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds, 6.125% (Southern California Presbyterian Homes)/(Original Issue Yield: 6.25%), 11/15/2032	479,605
500,000	Anaheim, CA Public Financing Authority, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/(Assured Guaranty Municipal Corp. INS), 9/1/2016	556,255
1,000,000	Anaheim, CA Public Financing Authority, Revenue Bonds (Series 2009-A), 5.00% (Anaheim, CA Electric System), 10/1/2027	1,044,200
1,000,000	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.625%, 4/1/2044	1,080,970
500,000	Bell Community Redevelopment Agency, CA, Refunding Tax Allocation Revenue Bonds, 5.50% (Radian Asset Assurance, Inc. INS), 10/1/2023	468,740
570,000	Blythe, CA Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028	492,491
Annual Shareholder Report

Principal Amount		Value
$1,000,000	California Educational Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Pomona College), 7/1/2045	1,024,490
425,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	458,243
1,000,000	California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	933,900
500,000	California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75% (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030	501,000
1,000,000	California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser Permanente), 8/1/2031	1,001,720
1,000,000	California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2008), 5.25% (Walt Disney Family Museum)/(Original Issue Yield: 5.50%), 2/1/2038	1,001,830
2,665,000	California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2005F), 5.00%, 5/1/2022	2,881,851
1,000,000	California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2029	1,061,160
950,000	California State Public Works Board, Lease Revenue Bonds (Series 2007B), 4.75% (California Community Colleges)/(National Public Finance Guarantee Corporation INS), 3/1/2032	795,036
15,000	California State, 5.125% (Original Issue Yield: 5.40%), 6/1/2025	15,025
20,000	California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019	20,147
170,000	California State, UT GO Bonds, 5.75%, 5/1/2030	170,876
5,500,000	California State, UT GO Various Purpose Bonds, 5.75% (Original Issue Yield: 5.95%), 4/1/2031	5,695,250
2,000,000	California State, Various Purpose GO Bonds, 6.00%, 11/1/2039	2,105,580
2,000,000	California State, Various Purpose UT GO Bonds, 5.00%, 6/1/2037	1,846,440
1,000,000	California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	1,013,330
5,000,000	California State, Various Purpose UT GO Bonds, 5.25%, 10/1/2029	4,928,000
4,000,000	California State, Various Purpose UT GO Bonds, 5.75% (Original Issue Yield: 5.85%), 4/1/2029	4,150,720
1,000,000	California State, Various Purpose UT GO Bonds, 6.50%, 4/1/2033	1,095,510
1,000,000	California Statewide CDA, COPs, 5.50% (Sutter Health)/(Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 5.77%), 8/15/2018	1,013,590
1,495,000	California Statewide CDA, COPs, 6.00% (Sutter Health)/(Assured Guaranty Municipal Corp. INS), 8/15/2013	1,515,900
Annual Shareholder Report

Principal Amount			Value
$1,930,000		California Statewide CDA, COPs, 6.00% (Sutter Health)/(Assured Guaranty Municipal Corp. INS), 8/15/2015	1,956,981
455,000	[1]	California Statewide CDA, Revenue Bonds (Series 2001), 6.75% (St. Mark's School), 6/1/2028	438,151
1,000,000		California Statewide CDA, Revenue Bonds (Series 2005A), 5.25% (Daughters of Charity Health System), 7/1/2035	872,580
810,000		California Statewide CDA, Revenue Bonds, 5.75% (Los Angeles Orthopedic Hospital Foundation)/(AMBAC INS), 6/1/2030	785,498
500,000	[1]	California Statewide CDA, Revenue Bonds, 6.50% (Turningpoint School)/(United States Treasury PRF 5/1/2010@102), 11/1/2031	512,565
1,000,000		Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COPs (Series 2008H), 5.00% (Original Issue Yield: 5.11%), 7/1/2033	1,020,930
1,000,000		El Centro, CA Financing Authority, Ins Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(California Mortgage Insurance GTD)/(Original Issue Yield: 5.32%), 3/1/2018	1,007,250
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.774%), 1/15/2040	956,060
1,000,000		Fresno Joint Powers Financing Authority, Lease Revenue Bonds (Series 2008C), 5.00% (Assured Guaranty Corp. INS), 4/1/2038	1,000,650
1,800,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	1,269,108
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%), 6/1/2039	2,326,860
1,000,000		Long Beach, CA Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25% (Original Issue Yield: 5.54%), 11/1/2021	1,015,780
1,000,000		Long Beach, CA USD, UT GO Bonds (Series 2008A), 5.75%, 8/1/2033	1,087,190
1,000,000		Los Angeles, CA Department of Water & Power, Power System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.07%), 7/1/2034	1,033,570
1,000,000		Los Angeles, CA Department of Water & Power, Power System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.10%), 7/1/2039	1,024,850
1,110,000		Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.00% (Original Issue Yield: 5.35%), 1/1/2034	1,120,556
2,000,000		Los Angeles, CA USD, UT GO Bonds (Series 2009D), 5.20%, 7/1/2029	2,087,900
1,000,000		Los Angeles, CA Wastewater System, Refunding Revenue Bonds (Series 2009A), 5.75%, 6/1/2034	1,101,660
1,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (Series 2009C), 5.00%, 7/1/2031	1,059,950
1,000,000		Oxnard, CA Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20% (National Public Finance Guarantee Corporation INS), 8/1/2030	1,070,460
Annual Shareholder Report

Principal Amount		Value
$500,000	Perris, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75% (Original Issue Yield: 5.85%), 10/1/2031	502,470
1,950,000	Poway, CA USD, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	1,745,133
1,730,000	Redondo Beach, CA USD, UT GO Bonds (Series 2008A), 5.125%, 8/1/2037	1,759,808
6,000,000	Regents of the University of California Medical Center, Pooled Revenue Bonds (Series 2008D), 5.00%, 5/15/2024	6,337,920
1,000,000	Regents of University of California, General Revenue Bonds (Series 2009O), 5.75%, 5/15/2034	1,115,600
1,500,000	Regents of University of California, General Revenue Bonds, Series A, 5.125% (AMBAC INS), 5/15/2020	1,643,190
2,400,000	Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.00% (Merrill Lynch & Co., Inc. GTD), 2/15/2028	2,314,656
3,000,000	Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00% (Merrill Lynch & Co., Inc. GTD), 2/15/2025	2,953,470
1,500,000	Sacramento County, CA Airport System, Airport System Senior Revenue Bonds (Series 2009B), 5.50% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.60%), 7/1/2034	1,576,980
1,000,000	San Bernardino County, CA Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A), 6.70% (Glen Aire Park)/(GNMA COL Home Mortgage Program GTD), 12/20/2041	1,070,020
349,000	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	181,351
1,000,000	San Diego County, CA, COP, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%), 10/1/2021	1,008,420
200,000	San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Issue 34D), 5.25% (Assured Guaranty Corp. INS), 5/1/2025	214,970
1,000,000	Santa Barbara CCD, CA, UT GO Bonds (Series 2008A), 5.25%, 8/1/2028	1,065,160
3,000,000	Southern California Public Power Authority (Southern Transmission System), Transmission Project Revenue Bonds (2009 Subordinate Refunding Series A), 5.00%, 7/1/2023	3,202,350
400,000	Stockton, CA Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos Park West)/(United States Treasury PRF 9/1/2012@102)/(Original Issue Yield: 6.43%), 9/1/2032	456,916
1,000,000	Torrance, CA, Hospital Revenue Bonds (Series 2001 A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	1,006,810
1,000,000	Trustees of the California State University, Systemwide Revenue Bonds (Series 2009A), 6.00%, 11/1/2040	1,079,820
1,000,000	Vallejo, CA USD, UT GO Bonds, 5.90% (National Public Finance Guarantee Corporation INS), 2/1/2021	1,033,640
Annual Shareholder Report

Principal Amount		Value
$1,000,000	Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030	1,000,620
340,000	Watsonville, CA, INS Hospital Revenue Refunding Bonds (Series 1996A), 6.20% (Watsonville Community Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 6.225%), 7/1/2012	362,386
	TOTAL	91,732,098
	Colorado – 1.1%
710,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034	642,458
710,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	685,093
1,175,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	1,248,391
415,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (United States Treasury PRF 11/1/2018@100)/(Original Issue Yield: 5.60%), 11/1/2027	490,953
4,000,000	Fort Collins, CO, PCR Refunding Bonds (Series 2007), 4.70% (Anheuser-Busch Cos., Inc.), 9/1/2040	3,511,560
	TOTAL	6,578,455
	Delaware – 0.4%
2,380,000	Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	2,396,684
	District of Columbia – 1.2%
3,000,000	District of Columbia Hospital Authority, Hospital Revenue Bonds (Series 2008), 5.25% (Children's Hospital Obligated Group)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.45%), 7/15/2038	3,007,740
2,440,000	District of Columbia Water & Sewer Authority, Public Utility Subordinated Lien Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 10/1/2034	2,473,745
1,310,000	District of Columbia, Revenue Bonds (Series 2000A), 6.00% (World Wildlife Fund, Inc.)/(AMBAC INS), 7/1/2016	1,337,628
	TOTAL	6,819,113
	Florida – 5.4%
1,445,000	Broward County, FL Airport System, Airport System Revenue Refunding Bonds (Series 2009O), 5.375% (Original Issue Yield: 5.48%), 10/1/2029	1,486,688
665,000	Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014	851,486
Annual Shareholder Report

Principal Amount		Value
$3,455,000	Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	3,875,923
3,000,000	Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.105%), 7/1/2014	3,561,960
5,000,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (Assured Guaranty Corp. INS), 10/1/2028	5,079,600
1,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC and National Public Finance Guarantee Corporation INS), 7/1/2013	1,021,630
2,000,000	Miami-Dade County, FL Water & Sewer Authority, Water & Sewer System Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.05%), 10/1/2034	2,003,240
5,000,000	Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A), 5.00%, 7/1/2035	5,059,650
1,000,000	Orlando, FL Utilities Commission, System Revenue Refunding Bonds (Series 2009B), 5.00%, 10/1/2033	1,043,440
5,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.125% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.34%), 11/1/2027	5,182,450
1,870,000	Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2032	1,920,939
	TOTAL	31,087,006
	Georgia – 2.6%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625% (Original Issue Yield: 5.78%), 1/1/2033	5,451,850
2,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	2,213,320
2,000,000	Burke County, GA Development Authority, PCRBs (Series 2008A), 5.50% (Oglethorpe Power Corp.), 1/1/2033	2,063,440
1,000,000	Georgia State, UT GO Bonds (Series 2009B), 5.00%, 1/1/2026	1,106,600
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.25%, 1/1/2021	1,111,060
3,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008D), 5.50% (Original Issue Yield: 5.80%), 1/1/2026	3,236,790
	TOTAL	15,183,060
	Hawaii – 0.4%
2,000,000	Hawaii State, UT GO Bonds (Series 2006D1), 5.00% (Assured Guaranty Municipal Corp. INS), 3/1/2025	2,134,560
	Illinois – 3.0%
355,000	Chicago, IL Board of Education, COPs (Series A), 6.25% (National Public Finance Guarantee Corporation INS), 1/1/2011	368,884
Annual Shareholder Report

Principal Amount		Value
$3,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2028	3,133,950
3,000,000	Chicago, IL, UT GO Bonds, 5.25%, 1/1/2027	3,190,020
2,000,000	Chicago, IL, UT GO Bonds, 5.25%, 1/1/2028	2,117,200
100,000	Illinois Department Central Management Services, COPs, 6.15% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 6.20%), 7/1/2013	100,900
2,145,000	Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University of Chicago), 7/1/2022	2,195,901
5,000,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	5,179,250
450,000	Illinois State, UT GO Bonds, 5.25% (National Public Finance Guarantee Corporation INS), 10/1/2018	481,617
175,000	University of Illinois, COP (Series B), 5.25% (United States Treasury PRF 8/15/2011@100), 8/15/2021	185,645
400,000	University of Illinois, COPs (Series A), 5.50% (United States Treasury PRF 8/15/2011@100), 8/15/2017	425,692
	TOTAL	17,379,059
	Indiana – 2.2%
1,000,000	Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011	1,053,410
2,200,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC INS), 3/1/2029	2,204,884
1,005,000	Indiana Municipal Power Agency, Revenue Bonds (Series B), 5.25% (National Public Finance Guarantee Corporation INS), 1/1/2018	1,078,938
1,500,000	Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 7.488%), 7/1/2015	1,786,635
100,000	Indiana State Toll Road Commission, Revenue Bonds, 9.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.50%), 1/1/2015	120,708
4,000,000	Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	4,469,840
2,000,000	St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	1,599,980
500,000	Westfield Washington, IN Schools, Revenue Bonds, 5.50% (United States Treasury PRF 7/15/2011@100), 1/15/2022	531,110
	TOTAL	12,845,505
Annual Shareholder Report

Principal Amount		Value
	Kansas – 0.4%
$1,010,000	Kansas State Development Finance Authority, Health Facilities Revenue Bonds (Series 2007L), 5.125% (Stormont-Vail HealthCare, Inc.)/(National Public Finance Guarantee Corporation INS), 11/15/2032	970,085
1,150,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 5.62%), 9/1/2022	1,270,221
	TOTAL	2,240,306
	Kentucky – 0.6%
3,000,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds (Series 2008A), 5.00%, 7/1/2023	3,243,900
	Louisiana – 0.2%
1,500,000	St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	1,402,605
	Massachusetts – 1.8%
4,000,000	Massachusetts Bay Transportation Authority General Transportation System, Assessment Bonds (Series 2008A), 5.25%, 7/1/2034	4,301,560
170,000	Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75%, 7/1/2016	172,122
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101), 7/15/2023	1,131,530
5,000,000	Massachusetts State HFA, Single Family Housing Mortgage Revenue Bonds (Series 147), 4.60%, 12/1/2025	5,063,200
	TOTAL	10,668,412
	Michigan – 2.8%
3,560,000	Detroit, MI Water Supply System, Refunding Revenue Bonds (Series 2006C), 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2029	3,555,372
4,000,000	Detroit, MI, UT GO Bonds (Series 2008-A), 5.00% (Assured Guaranty Corp. INS), 4/1/2028	3,653,760
1,000,000	Dexter, MI Community Schools, UT GO Bonds, 5.10% (FGIC and National Public Finance Guarantee Corporation INS), 5/1/2018	1,049,350
1,500,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	1,530,435
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital Medical Center)/(Original Issue Yield: 5.67%), 3/1/2022	1,002,880
2,470,000	Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2009A), 5.35%, 6/1/2022	2,546,150
2,900,000	Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	2,906,119
	TOTAL	16,244,066
Annual Shareholder Report

Principal Amount		Value
	Mississippi – 1.5%
$8,000,000	Mississippi State, UT GO Bonds (Series 2007B), 5.00%, 12/1/2024	8,683,840
	Missouri – 0.2%
1,335,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	1,204,210
	Nebraska – 0.4%
2,000,000	Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00% (Original Issue Yield: 5.15%), 1/1/2033	2,063,360
	Nevada – 1.1%
4,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	4,152,360
500,000	Clark County, NV School District, UT GO Bonds (Series A), 7.00% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 7.05%), 6/1/2010	505,365
1,000,000	Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	1,018,600
245,000	Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022	118,075
585,000	Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025	281,450
	TOTAL	6,075,850
	New Hampshire – 0.3%
1,685,000	New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	1,697,250
	New Jersey – 0.4%
2,000,000	New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00% (Original Issue Yield: 5.069%), 1/1/2036	2,046,820
	New Mexico – 0.9%
2,000,000	Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.25% (Original Issue Yield: 5.34%), 7/1/2034	2,148,360
3,000,000	University of New Mexico, Subordinate Lien System Improvement Revenue Bonds (Series 2007A), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2036	3,079,740
	TOTAL	5,228,100
	New York – 8.0%
3,220,000	Chautauqua County, NY IDA, Exempt Facility Revenue Bonds (Series 2009), 5.875% (NRG Energy, Inc.), 4/1/2042	3,261,667
2,000,000	Hempstead (town), NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	2,129,520
Annual Shareholder Report

Principal Amount			Value
$4,000,000		New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 3.446% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	3,041,440
3,970,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2002 Series A), 5.00%, 6/15/2032	3,999,735
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	3,105,300
4,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Fiscal 2009 S-1), 5.50% (TFA State/School Building Aid)/(Original Issue Yield: 5.60%), 7/15/2028	4,314,080
3,570,000		New York City, NY, UT GO Bonds (Series 2009E), 5.00%, 8/1/2026	3,796,945
5,000,000		New York City, NY, UT GO Bonds (Series 2009I-1), 5.375% (Original Issue Yield: 5.55%), 4/1/2036	5,366,750
2,000,000	[1,2]	New York State Dormitory Authority, Revenue Bonds (ROLs II R-11777), 12.0575% (New York State Personal Income Tax Revenue Bond Fund), 2/15/2017	2,574,020
1,060,000		New York State Dormitory Authority, Revenue Bonds (Series 2007B), 5.25% (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS), 7/1/2027	1,119,381
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2008A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2028	2,125,280
2,500,000		New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	2,718,175
1,985,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (National Public Finance Guarantee Corporation INS), 6/1/2014	2,199,936
2,000,000	[1,2]	Triborough Bridge & Tunnel Authority, NY, DRIVERs (Series 3063), 11.197%, 5/15/2016	2,330,600
4,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	4,167,760
		TOTAL	46,250,589
		North Carolina – 8.3%
1,190,000		Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (United States Treasury PRF 7/15/2010@101)/(Original Issue Yield: 5.65%), 7/15/2025	1,219,845
2,000,000		Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue Bonds (Series 2008), 5.00%, 8/1/2028	2,136,060
1,000,000		Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2008), 5.00%, 7/1/2028	1,085,720
1,000,000		Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2009), 5.25%, 7/1/2030	1,107,200
335,000		Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2017	388,258
1,385,000		Charlotte, NC, UT GO Refunding Bonds, 5.00%, 8/1/2020	1,571,130
Annual Shareholder Report

Principal Amount		Value
$500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue & Refunding Bonds (Series 2007A), 5.00% (Carolinas HealthCare System)/(Original Issue Yield: 5.09%), 1/15/2031	503,685
500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue Refunding Bonds (Series 2008A), 5.25% (Carolinas HealthCare System), 1/15/2024	523,705
1,000,000	Cumberland County, NC, Refunding COP (Series 2009B), 5.00%, 12/1/2024	1,081,300
530,000	Durham, NC, Refunding UT GO Bonds, 5.00%, 4/1/2020	592,932
500,000	Greenville, NC Combined Enterprise System, Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2025	532,715
800,000	High Point, NC Combined Enterprise System, Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2028	847,472
500,000	Iredell County, NC, COPs (Series 2008), 5.125% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 5.13%), 6/1/2027	533,805
500,000	Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital)/(Assured Guaranty Municipal Corp. INS), 10/1/2024	524,960
1,660,000	Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital)/(Assured Guaranty Municipal Corp. INS), 10/1/2036	1,693,665
2,000,000	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds (Series 2009), 5.00% (Wake Forest University), 1/1/2038	2,104,040
1,000,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2005A), 5.00% (Duke University), 10/1/2041	1,031,000
5,000,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2009B), 5.00% (Duke University), 10/1/2038	5,255,100
500,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	528,165
500,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.50%, 1/1/2026	531,335
3,915,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009C), 5.00%, 1/1/2026	4,032,176
500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2001), 6.625% (Moravian Homes, Inc.)/(United States Treasury PRF 4/1/2011@101)/(Original Issue Yield: 7.00%), 4/1/2031	533,755
250,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2005A), 6.00% (Pennybyrn at Maryfield), 10/1/2023	204,535
Annual Shareholder Report

Principal Amount		Value
$1,500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2036	1,364,625
500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25% (Arbor Acres Community)/(United States Treasury PRF 3/1/2012@101)/(Original Issue Yield: 6.40%), 3/1/2027	552,310
500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.875% (Presbyterian Homes, Inc.)/(United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 7.00%), 10/1/2021	521,260
1,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	1,004,060
1,205,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A), 5.25% (Cleveland Community Healthcare)/(AMBAC INS), 7/1/2021	1,227,389
1,230,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Hugh Chatham Memorial Hospital)/(Radian Asset Assurance, Inc. INS), 10/1/2019	1,221,304
625,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland Memorial Hospital)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.593%), 10/1/2019	625,713
500,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2008D), 6.25% (University Health Systems of Eastern Carolina)/(Original Issue Yield: 6.75%), 12/1/2033	549,010
2,000,000	North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	1,969,160
1,000,000	North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast Medical Center)/(United States Treasury PRF 11/1/2010@101)/(Original Issue Yield: 5.74%), 11/1/2025	1,038,750
1,000,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019	1,014,050
250,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2002), 6.25% (Forest at Duke)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.35%), 9/1/2021	278,938
500,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2003A), 6.375% (Givens Estates)/(United States Treasury PRF 7/1/2013@101)/(Original Issue Yield: 6.50%), 7/1/2023	583,180
250,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Refunding Bonds (Series 2007), 5.125% (Forest at Duke), 9/1/2032	236,455
Annual Shareholder Report

Principal Amount		Value
$500,000	North Carolina State, Grant Anticipation Revenue Vehicle Bonds (Series 2007), 5.00% (National Public Finance Guarantee Corporation INS), 3/1/2019	550,545
1,000,000	Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds (Series 2001), 5.10% (Northern Hospital of Surry County)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.242%), 10/1/2021	957,210
1,020,000	Onslow County, NC, School UT GO Bonds, 5.00%, 4/1/2021	1,112,055
500,000	Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 5.85%), 12/1/2021	529,580
500,000	Raleigh & Durham, NC Airport Authority, Revenue Bonds (Series 2005A), 5.00% (AMBAC INS), 5/1/2030	509,635
850,000	University of North Carolina at Chapel Hill, Refunding General Revenue Bonds (Series 2005A), 5.00%, 12/1/2034	885,232
500,000	University of North Carolina at Chapel Hill, Revenue Bonds (Series 2007), 5.00%, 12/1/2036	525,625
500,000	University of North Carolina System Pool, Revenue Bonds (Series 2006B), 4.25% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 4.38%), 10/1/2033	451,960
500,000	University of North Carolina Wilmington, COPs (Series 2008), 5.00% (Assured Guaranty Corp. INS), 6/1/2022	539,285
525,000	University of North Carolina Wilmington, COPs, 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 6/1/2022	553,723
250,000	Wilmington, NC Storm Water Fee, Revenue Bonds, 5.00% (AMBAC INS), 6/1/2033	256,645
250,000	Winston-Salem, NC Water & Sewer System, Water & Sewer System Revenue Bonds (Series 2009), 5.00%, 6/1/2028	271,815
	TOTAL	47,892,072
	Ohio – 2.4%
5,000,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2028	5,249,400
1,700,000	Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (Assured Guaranty Municipal Corp. INS), 12/1/2024	1,784,184
1,395,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2008F), 5.25% (GNMA COL Home Mortgage Program GTD), 9/1/2028	1,451,721
1,345,000	Ohio State Building Authority, Revenue Bonds (Series 2002A), 5.00% (Adult Correctional Building Fund Projects), 4/1/2022	1,417,886
85,000	Ohio State Water Development Authority, Revenue Bonds (Series I), 7.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.45%), 12/1/2014 (AMBAC INS)	96,082
1,800,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 98.376%), 1/1/2033	1,854,126
Annual Shareholder Report

Principal Amount			Value
$2,000,000		Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	2,197,780
		TOTAL	14,051,179
		Oklahoma – 0.2%
1,000,000		Tulsa, OK Industrial Authority, Revenue Bonds, Series A, 6.00% (University of Tulsa)/(National Public Finance Guarantee Corporation INS), 10/1/2016	1,121,260
		Oregon – 0.3%
1,500,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	1,534,170
		Pennsylvania – 9.4%
3,890,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	4,182,139
1,280,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029	1,104,090
1,085,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,097,477
1,435,000		Allegheny County, PA, UT GO Bonds, 5.00% (Assured Guaranty Corp. INS), 12/1/2033	1,484,895
3,000,000		Clarion County, PA IDA, Water Facility Revenue Refunding Bonds (Series 2009), 5.50% (Pennsylvania American Water Co.), 12/1/2039	3,051,510
1,700,000	[1,2]	Commonwealth of Pennsylvania, JPMorgan Chase DRIVERs (Series 3350), 14.701%, 3/15/2017	2,394,688
5,000,000		Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	5,604,050
3,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2009), 7.00% (Allegheny Energy Supply Company LLC), 7/15/2039	3,335,100
5,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2009-105C), 4.875%, 10/1/2034	5,034,400
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(United States Treasury PRF 1/15/2011@101)/(Original Issue Yield: 6.10%), 1/15/2022	1,053,680
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System)/(United States Treasury PRF 1/15/2011@101), 1/15/2016	5,278,250
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System), 8/15/2022	1,591,530
3,125,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System)/(Original Issue Yield: 5.10%), 5/15/2031	3,104,656
Annual Shareholder Report

Principal Amount		Value
$2,000,000	Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(Syncora Guarantee, Inc. INS), 7/1/2039	1,801,700
3,000,000	Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2008 B-1), 5.50%, 6/1/2033	3,136,170
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinated Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 6/1/2033	1,011,970
5,000,000	Philadelphia, PA School District, UT GO Bonds (Series 2008E), 6.00% (Original Issue Yield: 6.30%), 9/1/2038	5,329,250
1,000,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.29%), 1/1/2032	1,031,770
1,250,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.33%), 1/1/2036	1,276,275
1,000,000	Pittsburgh & Allegheny County PA Public Auditorium Hotel Room Authority, Public Auditorium Hotel Room Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/1/2017	1,001,330
1,000,000	University of Pittsburgh, University Capital Project Bonds (Series 2009B), 5.50%, 9/15/2024	1,143,180
	TOTAL	54,048,110
	Puerto Rico – 0.4%
1,000,000	Commonwealth of Puerto Rico, Public Improvement GO Bonds (Series 2008A), 5.50%, 7/1/2018	1,047,490
1,000,000	Puerto Rico Electric Power Authority, Power Refunding Revenue Bonds (Series 2007VV), 5.25% (National Public Finance Guarantee Corporation INS), 7/1/2029	1,034,360
	TOTAL	2,081,850
	Rhode Island – 0.4%
2,500,000	Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	2,616,500
	South Carolina – 0.8%
3,000,000	Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2009A-3), 5.00%, 1/1/2018	3,252,120
280,000	Piedmont Municipal Power Agency, SC, Revenue Bond (Series A), 6.50% (Escrowed In Treasuries COL)/(Original Issue Yield: 6.625%), 1/1/2016	341,639
1,000,000	South Carolina State Public Service Authority (Santee Cooper), Revenue Obligations (Series 2008A), 5.375% (Original Issue Yield: 5.60%), 1/1/2028	1,097,510
	TOTAL	4,691,269
Annual Shareholder Report

Principal Amount		Value
	South Dakota – 0.8%
$2,225,000	South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	2,330,265
2,310,000	South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (Assured Guaranty Municipal Corp. INS), 11/1/2020	2,362,552
	TOTAL	4,692,817
	Tennessee – 1.4%
3,000,000	Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	3,381,120
2,500,000	Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	2,830,275
1,000,000	Tennessee Housing Development Agency, Home Ownership Program Bonds (Issue 2009-2), 4.70%, 7/1/2027	1,015,720
1,000,000	Tennessee State, GO Bonds (Series 2009A), 5.00%, 5/1/2027	1,081,620
	TOTAL	8,308,735
	Texas – 8.6%
2,795,000	Bexar County, HFDC, Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation), 7/1/2045	2,805,174
2,000,000	Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(United States Treasury PRF 2/1/2013@100)/(Original Issue Yield: 6.28%), 2/1/2022	2,267,300
5,000,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, 5.25%, 12/1/2038	5,336,600
3,000,000	Dallas, TX, Revenue Refunding Bonds (Series 2007), 4.50% (Dallas, TX Waterworks & Sewer System)/(AMBAC INS)/(Original Issue Yield: 4.56%), 10/1/2036	2,936,340
2,200,000	Harris County, TX HFDC, Hospital Revenue Bonds, Series 1997A, 6.00% (Memorial Hospital System)/(National Public Finance Guarantee Corporation INS), 6/1/2011	2,314,444
4,000,000	Harris County, TX HFDC, Hospital Revenue Bonds, Series 1997A, 6.00% (Memorial Hospital System)/(National Public Finance Guarantee Corporation INS), 6/1/2012	4,337,320
2,000,000	Harris County, TX, Toll Road Senior Lien Revenue & Refunding Bonds (Series 2008B), 5.00% (Original Issue Yield: 5.08%), 8/15/2033	2,067,600
2,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.50% (Original Issue Yield: 5.67%), 7/1/2034	2,140,680
1,000,000	Humble, TX ISD, UT GO Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 2/15/2024	1,044,990
2,140,000	Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	2,126,839
Annual Shareholder Report

Principal Amount			Value
$2,165,000		Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	2,071,559
1,000,000		Sam Rayburn, TX Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	1,023,460
3,515,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2009A), 5.25%, 2/1/2027	3,877,572
1,000,000		Socorro, TX ISD, School Building UT GO Bonds (Series 2006A), 5.00% (PSFG GTD), 8/15/2026	1,075,510
1,250,000	[1,2]	Spring Branch, TX ISD, JPMorgan Chase DRIVERs (Series 3377), 15.501% (PSFG GTD), 2/1/2015	1,561,800
200,000		Texas Public Building Authority, Revenue Refunding Bonds, 6.00% (United States Treasury COL), 8/1/2014 (National Public Finance Guarantee Corporation INS)	227,050
5,175,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30%, 7/1/2034	5,311,206
1,525,000		Texas State Public Finance Authority, GO Bonds (Series 2007), 5.00% (Texas State), 10/1/2027	1,638,307
5,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2027	5,211,500
		TOTAL	49,375,251
		Utah – 2.1%
8,875,000		Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015	10,210,510
2,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	2,076,320
		TOTAL	12,286,830
		Vermont – 0.2%
1,000,000		Burlington, VT Airport, Revenue Bonds, Series A, 5.00% (National Public Finance Guarantee Corporation INS), 7/1/2023	1,004,240
3,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bond, 0.50% TOBs (Middlebury College ), Optional Tender 11/1/2010	3,002
		TOTAL	1,007,242
		Virginia – 3.0%
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 5.58%), 1/15/2018	5,231,050
3,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (United States Treasury PRF 6/1/2015@100)/(Original Issue Yield: 5.78%), 6/1/2037	3,491,640
3,900,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	3,978,975
Annual Shareholder Report

Principal Amount			Value
$4,000,000		Virginia Resources Authority, Clean Water State Revolving Fund Subordinated Revenue Bonds (Series 2008), 5.00%, 10/1/2027	4,348,920
		TOTAL	17,050,585
		Washington – 1.5%
3,060,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	3,050,820
2,000,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2009A), 6.50% (Swedish Health Services)/(Original Issue Yield: 6.73%), 11/15/2033	2,088,780
1,150,000		Washington State Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance, Inc. INS), 12/1/2036	984,296
2,000,000	[1,2]	Washington State, UT GO Bonds (ROLs II-R11609), 13.67833%, 1/1/2016	2,371,460
		TOTAL	8,495,356
		West Virginia – 0.4%
2,200,000		Pleasants County, WV County Commission, PCR Revenue Refunding Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	2,101,396
		Wisconsin – 5.0%
1,000,000		Marinette County, WI, UT GO Refunding Bonds, 6.50% (United States Treasury PRF), 9/1/2018	1,025,920
1,570,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (National Public Finance Guarantee Corporation INS), 11/1/2022	1,584,962
6,000,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.02%), 5/1/2033	6,627,060
3,000,000		Wisconsin State HEFA, 6.625% (ProHealth Care, Inc.)/(Original Issue Yield: 6.87%), 2/15/2039	3,232,020
5,500,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.96%), 8/15/2025	6,041,090
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	1,632,151
1,740,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	1,799,143
2,000,000	[1,2]	Wisconsin State, UT GO Bonds (ROLs II-R11604), 10.69904%, 5/1/2016	2,354,320
4,000,000		Wisconsin State, UT GO Bonds (Series 2008C), 5.00%, 5/1/2028	4,256,760
		TOTAL	28,553,426
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $552,053,392)	569,127,142
Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 0.2%;3
	Michigan – 0.2%
$1,070,000	Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 4/7/2010 (AT AMORTIZED COST)	1,070,000
	TOTAL MUNICIPAL INVESTMENTS — 99.0% (IDENTIFIED COST $553,123,392)[4]	570,197,142
	OTHER ASSETS AND LIABILITIES-NET — 1.0%[5]	5,986,440
	TOTAL NET ASSETS — 100%	$576,183,582

At March 31, 2010, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2010, these restricted securities amounted to $14,537,604, which represented 2.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At March 31, 2010, these liquid restricted securities amounted to $13,586,888, which represented 2.4% of total net assets.
3	Current rate and next reset date shown on Variable Rate Demand Notes.
4	The cost of investments for federal tax purposes amounts to $553,097,915.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMBAC	— American Municipal Bond Assurance Corporation
CCD	— Community College District
CDA	— Communities Development Authority
COL	— Collateralized
COP	— Certificate of Participation
CPI	— Consumer Price Index
DRIVERs	— Derivative Inverse Tax-Exempt Receipts
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
INS	— Insured
ISD	— Independent School District
LID	— Local Improvement District
LOC	— Letter of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
PSFG	— Public School Fund Guarantee
SFM	— Single Family Mortgage
TFA	— Transitional Finance Authority
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

March 31, 2010

Assets:
Total investments in securities, at value (identified cost $553,123,392)		$570,197,142
Cash		80,695
Income receivable		9,007,241
Receivable for shares sold		703,460
Receivable for investments sold		350,000
TOTAL ASSETS		580,338,538
Liabilities:
Payable for investments purchased	$2,380,000
Payable for shares redeemed	841,655
Income distribution payable	561,690
Payable for shareholder services fee (Note 5)	192,543
Payable for distribution services fee (Note 5)	29,401
Accrued expenses	149,667
TOTAL LIABILITIES		4,154,956
Net assets for 57,671,968 shares outstanding		$576,183,582
Net Assets Consist of:
Paid-in capital		$586,455,393
Net unrealized appreciation of investments		17,073,750
Accumulated net realized loss on investments, futures contracts and swap contracts		(27,345,585)
Undistributed net investment income		24
TOTAL NET ASSETS		$576,183,582
Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($511,709,082 ÷ 51,218,569 shares outstanding), $0.01 par value, 375,000,000 shares authorized	$9.99
Offering price per share (100/95.50 of $9.99)	$10.46
Redemption proceeds per share	$9.99
Class B Shares:
Net asset value per share ($19,606,132 ÷ 1,962,399 shares outstanding), $0.01 par value, 250,000,000 shares authorized	$9.99
Offering price per share	$9.99
Redemption proceeds per share (94.50/100 of $9.99)	$9.44
Class C Shares:
Net asset value per share ($26,569,926 ÷ 2,659,381 shares outstanding), $0.01 par value, 375,000,000 shares authorized	$9.99
Offering price per share	$9.99
Redemption proceeds per share (99.00/100 of $9.99)	$9.89
Class F Shares:
Net asset value per share ($18,298,442 ÷ 1,831,619 shares outstanding), $0.01 par value, 150,000,000 shares authorized	$9.99
Offering price per share (100/99.00 of $9.99)	$10.09
Redemption proceeds per share (99.00/100 of $9.99)	$9.89

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended March 31, 2010

Investment Income:
Interest		$25,219,539
Expenses:
Investment adviser fee (Note 5)	$2,641,808
Administrative personnel and services fee (Note 5)	385,743
Custodian fees	20,815
Transfer and dividend disbursing agent fees and expenses	301,415
Directors'/Trustees' fees	11,730
Auditing fees	22,199
Legal fees	4,181
Portfolio accounting fees	148,888
Distribution services fee — Class B Shares (Note 5)	122,784
Distribution services fee — Class C Shares (Note 5)	181,399
Shareholder services fee — Class A Shares (Note 5)	1,009,500
Shareholder services fee — Class B Shares (Note 5)	40,928
Shareholder services fee — Class C Shares (Note 5)	60,466
Shareholder services fee — Class F Shares (Note 5)	35,082
Account administration fee — Class A Shares	12,600
Account administration fee — Class F Shares	125
Share registration costs	46,587
Printing and postage	36,658
Insurance premiums	5,207
Taxes	4,993
Miscellaneous	10,962
TOTAL EXPENSES	5,104,070
Annual Shareholder Report

Statement of Operations — continued
Waiver and Reimbursements (Note 5):
Waiver of administrative personnel and services fee	$(7,768)
Reimbursement of shareholder services fee — Class A Shares	(388,281)
Reimbursement of shareholder services fee — Class B Shares	(129)
Reimbursement of shareholder services fee — Class C Shares	(205)
Reimbursement of shareholder services fee — Class F Shares	(14,920)
TOTAL WAIVER AND REIMBURSEMENTS		$(411,303)
Net expenses			$4,692,767
Net investment income			20,526,772
Realized and Unrealized Gain on Investments:
Net realized gain on investments			431,875
Net change in unrealized appreciation of investments			26,646,570
Net realized and unrealized gain on investments			27,078,445
Change in net assets resulting from operations			$47,605,217

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended March 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,526,772	$19,279,152
Net realized gain (loss) on investments, futures contracts and swap contracts	431,875	(15,443,085)
Net change in unrealized appreciation/depreciation of investments and swap contracts	26,646,570	(12,149,624)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	47,605,217	(8,313,557)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(18,886,022)	(17,712,593)
Class B Shares	(555,375)	(573,558)
Class C Shares	(818,651)	(615,844)
Class F Shares	(600,920)	(350,135)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,860,968)	(19,252,130)
Share Transactions:
Proceeds from sale of shares	94,606,427	82,002,379
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	—	26,909,721
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated California Municipal Income Fund	59,262,137	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated North Carolina Municipal Income Fund	48,313,584	—
Net asset value of shares issued to shareholders in payment of distributions declared	14,396,019	12,851,857
Cost of shares redeemed	(110,583,582)	(119,799,079)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	105,994,585	1,964,878
Change in net assets	132,738,834	(25,600,809)
Net Assets:
Beginning of period	443,444,748	469,045,557
End of period (including undistributed (distributions in excess of) net investment income of $24 and $(68,889), respectively)	$576,183,582	$443,444,748

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

March 31, 2010

1. Organization

Federated Municipal Securities Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. Interest income from the Fund's investments normally will not be subject to federal AMT for individuals and corporations, but may be subject to state and local taxes.

On December 6, 2009, the Fund acquired all of the net assets of Federated California Municipal Income Fund and Federated North Carolina Municipal Income Fund (the “Acquired Funds”), open-end investment companies in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Funds' shareholders on November 20, 2009. The primary purposes of the transaction were to provide the shareholders of the Acquired Funds a competitive, more diversified and more viable fund with share class expense ratios ultimately lower than what the expense ratios of the Acquired Funds would have been after the Adviser and its affiliates eliminated or substantially reduced the voluntary waivers on the Acquired Funds' share classes. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on April 1, 2009, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended March 31, 2010, are as follows:

Net investment income*	$23,767,830
Net realized and unrealized gain on investments	$34,180,128
Net increase in net assets resulting from operations	$57,947,958

*Net investment income includes $95,855 of pro forma additional expenses.

Annual Shareholder Report

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Fund's Statement of Operations as of March 31, 2010. The Fund received net assets from the Acquired Funds as the result of the tax-free reorganization as follows:
	Shares of the Fund Issued	Acquired Funds Net Assets Received	Unrealized Appreciation/ (Depreciation)[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Federated California Municipal Income Fund	5,926,221	$59,262,137	$(210,182)
Federated North Carolina Municipal Income Fund	4,831,425	48,313,584	1,350,084
TOTAL	10,757,646	$107,575,721	$1,139,902	$471,631,337	$579,207,058
1	Unrealized appreciation/(depreciation) is included in the Acquired Funds Net Assets Received amount shown above.

On December 19, 2008, the Fund received assets from Suburban Common Trust Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Common Trust Fund Net Assets Received	Unrealized Appreciation[2]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,973,450	$26,909,721	$522,610	$402,063,122	$428,972,843

2	Unrealized Appreciation is included in the Suburban Common Trust Fund Net Assets Received amount shown above.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash Annual Shareholder Report dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid Annual Shareholder Report under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at March 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (St. Mark's School), 6/1/2028	7/3/2001	$455,000	$438,151
California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School)/(United States Treasury PRF 5/1/2010@102), 11/1/2031	3/23/2001	$500,000	$512,565

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Capital Stock

The following tables summarize capital stock activity:

Year Ended March 31	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,554,043	$74,989,475	5,942,751	$57,406,758
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	—	—	2,973,450	26,909,721
Shares issued in connection with the tax-free transfer of assets from Federated California Municipal Income Fund	5,146,402	51,463,752	—	—
Shares issued in connection with the tax-free transfer of assets from Federated North Carolina Municipal Income Fund	4,831,425	48,313,584	—	—
Shares issued to shareholders in payment of distributions declared	1,306,629	12,914,348	1,228,825	11,816,952
Shares redeemed	(9,745,781)	(96,377,562)	(10,908,909)	(105,682,712)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	9,092,718	$91,303,597	(763,883)	$(9,549,281)
Annual Shareholder Report

Year Ended March 31	2010		2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	247,004	$2,442,687	510,445	$4,861,915
Shares issued in connection with the tax-free transfer of assets from Federated California Municipal Income Fund	779,819	7,798,385	—	—
Shares issued to shareholders in payment of distributions declared	43,514	430,162	41,751	401,292
Shares redeemed	(712,343)	(7,041,016)	(763,224)	(7,357,757)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	357,994	$3,630,218	(211,028)	$(2,094,550)

Year Ended March 31	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	871,508	$8,563,984	1,107,288	$10,583,973
Shares issued to shareholders in payment of distributions declared	52,070	514,941	33,481	320,668
Shares redeemed	(428,788)	(4,235,098)	(511,738)	(4,795,594)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	494,790	$4,843,827	629,031	$6,109,047

Year Ended March 31	2010		2009
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	870,121	$8,610,281	950,975	$9,149,733
Shares issued to shareholders in payment of distributions declared	54,267	536,568	32,814	312,945
Shares redeemed	(299,483)	(2,929,906)	(204,027)	(1,963,016)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	624,905	$6,216,943	779,762	$7,499,662
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	10,570,407	$105,994,585	433,882	$1,964,878

4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities, expiration of capital loss carryforwards and capital loss carryforwards acquired in mergers.

Annual Shareholder Report

For the year ended March 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$6,711,520	$403,109	$(7,114,629)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2010 and 2009, was as follows:

	2010	2009
Tax-exempt income	$20,854,605	$19,252,130
Ordinary income	$6,363	$ —

As of March 31, 2010, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(1,412)
Net unrealized appreciation	$17,099,227
Capital loss carryforwards and deferrals	$(27,369,626)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At March 31, 2010, the cost of investments for federal tax purposes was $553,097,915. The net unrealized appreciation of investments for federal tax purposes was $17,099,227. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,296,639 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,197,412.

At March 31, 2010, the Fund had a capital loss carryforward of $27,182,039 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$ 749,272
2012	$ 451,499
2014	$ 286,453
2015	$ 515,345
2016	$ 1,949,184
2017	$16,161,827
2018	$ 7,068,459
Annual Shareholder Report

As a result of the tax-free transfer of assets from Federated Vermont Municipal Income Fund, Sentinel Tax-Free Income Fund, Federated California Municipal Income Fund and Federated North Carolina Municipal Income Fund, the use of certain capital loss carryforwards listed above may be limited.

Capital loss carryforwards of $562,757 expired during the year ended March 31, 2010.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2010, for federal income tax purposes, post October losses of $187,587 were deferred to April 1, 2010.

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) 0.30% of the Fund's average daily net assets; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,768 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2010, FSC retained $41,550 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2010, FSC retained $50,166 in sales charges from the sale of Class A Shares. FSC also retained $804 of CDSC relating to redemptions of Class A Shares, $2,601 relating to redemptions of Class C Shares and $11,258 relating to redemptions of Class F Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended March 31, 2010, FSSC voluntarily reimbursed $403,535 of Service Fees. For the year ended March 31, 2010, FSSC received $27,073 of fees paid by the Fund.

Interfund Transactions

During the year ended March 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $157,280,000 and $167,120,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.76%, 1.76% and 0.87% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) May 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Annual Shareholder Report

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2010, were as follows:

Purchases	$122,226,649
Sales	$110,891,353

7. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2010, there were no outstanding loans. During the year ended March 31, 2010, the Fund did not utilize the LOC.

8. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of March 31, 2010, there were no outstanding loans. During the year ended March 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Annual Shareholder Report

10. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

11. Federal Tax Information (unaudited)

For the year ending March 31, 2010, 99.97% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
FEDERATED MUNICIPAL SECURITIES FUND, INC:

We have audited the accompanying statement of assets and liabilities of Federated Municipal Securities Fund, Inc. (the “Fund”), including the portfolio of investments, as of March 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Securities Fund, Inc. at March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 17, 2010

Annual Shareholder Report

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Fund comprised one portfolio(s), and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: September 1976	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: December 1986	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 DIRECTOR Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: June 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 DIRECTOR Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: June 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report

OFFICERS**

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1976	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1985	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: February 2010	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: J. Scott Albrecht has been the Fund's Portfolio Manager since May 1996. He is Vice President of the Fund. Mr. Albrecht joined Federated in 1989. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1994 through 2004. He has been a Senior Portfolio Manager since 1997 and was a Portfolio Manager from 1994 to 1996. Mr. Albrecht has received the Chartered Financial Analyst designation and an M.S. in Public Management from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

Federated Municipal Securities Fund, Inc. (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

Annual Shareholder Report

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Securities Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313913105
Cusip 313913204
Cusip 313913303
Cusip 313913402

8042830 (5/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $23,500

Fiscal year ended 2009 - $23,500

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $31

Fiscal year ended 2009 - $0

Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $4,506 and $0 respectively.  Fiscal year ended 2010- Audit consent fee for N-14 merger document.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2010 - $358,115

Fiscal year ended 2009 - $156,239

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Municipal Securities Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	May 17, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 17, 2010